Segments (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Summary of Operating Segments
The following table presents a summary of the operating segments:

	Years ended December 31,			Six Months Ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Revenue
Product	$25,985	$35,516	$50,322	$23,561	$30,792
Service	15,154	21,287	29,181	13,835	17,205
Total revenue	41,139	56,803	79,503	37,396	47,997

Gross profit
Product	14,439	23,294	32,857	15,883	19,891
Service	10,834	12,334	15,139	7,127	9,814
Total gross profit	25,273	35,628	47,996	23,010	29,705
Research and development	5,992	6,698	9,335	4,591	5,205
Sales and marketing	16,468	20,953	28,151	13,175	15,532
General and administrative	3,489	6,723	11,316	5,081	6,704
Income (loss) from operations	(676)	1,254	(806)	163	2,264
Interest income	52	33	17	8	26
Interest expense and other finance charges	(141)	(77)	(332)	(122)	(74)
Other income (expense), net	(227)	(367)	(1,073)	(1,217)	(1,492)
Income (loss) before income taxes	$(992)	$843	$(2,194)	$(1,168)	$724

Summary of Revenue by Product Line
The following tables and discussion present the Company’s revenue by product line, as well as revenue and long-lived assets by geographic region.

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Revenue
Product
Device	$20,215	$26,728	$37,088	$17,339	$22,662
Software	5,770	8,788	13,234	6,222	8,130

Total product	25,985	35,516	50,322	23,561	30,792

Service
Maintenance and support	13,755	17,447	21,439	10,169	12,470
Professional services and training	1,399	3,840	7,742	3,666	4,735

Total service	15,154	21,287	29,181	13,835	17,205

Total revenue	$41,139	$56,803	$79,503	$37,396	$47,997

Schedule of Revenue by Geographic Region
The Company’s revenue by geographic region, based on customer location, is summarized as follows:

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Revenue
United States	$37,517	$51,266	73,719	34,270	42,170
International	3,622	5,537	5,784	3,126	5,827

Total revenue	$41,139	$56,803	$79,503	$37,396	$47,997